Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets
Real estate assets, net	$ 161,091,994	$ 63,905,651
Investments in unconsolidated real estate entities	30,000,461	4,961,868
Real estate note investment, net	8,254,736	2,059,309
Cash and cash equivalents	4,361,564	47,549,804
Restricted cash	271,240	192,190
Other assets	824,687	707,524
Total assets	204,804,682	119,376,346
Liabilities
Credit facilities, net	70,319,868	34,990,146
Preferred stock, net	29,824,988	809,478
Related party payables	580,983	287,561
Accounts payable, accrued expenses and other liabilities	1,995,117	992,689
Total liabilities	102,720,956	37,079,874
Commitments and contingencies (Note 12)
Stockholders' equity
Common stock, $0.01 par value, 1,000,000,000 shares authorized; 12,232,289 and 8,851,759 shares issued and outstanding at December 31, 2020 and 2019, respectively	122,323	88,518
Additional paid-in capital	121,676,787	87,973,949
Accumulated distributions	(7,767,642)	(2,369,592)
Accumulated deficit	(11,947,742)	(3,396,403)
Total stockholders' equity	102,083,726	82,296,472
Total liabilities and stockholders' equity	$ 204,804,682	$ 119,376,346